GOODWILL	6 Months Ended
Jun. 30, 2025
Changes in goodwill [abstract]
GOODWILL	GOODWILL
The following table provides a reconciliation of goodwill for the six months ended June 30, 2025:

(MILLIONS)	Total
Balance, as at December 31, 2024	$692
Foreign exchange and other	63
Balance, as at June 30, 2025	$755